Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments [Abstract]
Carrying amount of financial assets represent the maximum exposure of credit
The carrying amount of the financial assets represent the maximum exposure of the credit. The maximum exposure of the credit risk at the date of the financial statements is:

	Note	2017	2016
Financial assets
Cash and cash equivalents	4	84,687	31,083
Marketable securities	-	42	14
Trade accounts receivable	5	778,106	722,493
Receivables from related parties	8	14,518	9,752

Maximum exposure of credit risk for trade accounts receivable
The maximum exposure of the credit risk for trade accounts receivable segregated by the counterparty is as follows:

	2017	2016	2015
Public	658,057	648,718	473,658
Private	120,049	73,775	58,156

The maximum exposure of the credit risk for trade accounts receivable per risk concentration is as follows:

	2017	%	2016	%	2015	%
Largest debtor	162,623	21%	96,153	15%	110,594	22%
10 largest debtors	533,335	69%	433,605	68%	345,391	69%
20 largest debtors	627,036	81%	512,394	81%	409,973	81%
50 largest debtors	704,481	91%	578,639	91%	460,816	91%

Possible impacts on profit or loss
The following table shows the possible impacts on profit or loss in each scenarios for 2017:

			Scenarios
	Exposure	Risk	I - Probable	II 25%	III 50%	IV -25%	V -50%
1 - Financial liabilities
Loans and financing
Working capital	(360,330)	CDI variation	(35,817)	(8,954)	(17,909)	8,954	17,909
Finame	(6,282)	TJLP variation	(448)	(112)	(224)	112	224
Leasing	(18,902)	CDI variation	(1,879)	(470)	(940)	470	940

Debentures	(1,068,979)	CDI variation	(106,257)	(26,564)	(53,129)	26,564	53,129
Net financial liabilities			(144,401)	(36,100)	(72,202)	36,100	72,202

Liquidity risk
The Company’s exposure to liquidity risk is as follows:

	2017				2016
	Up to 12 months	1 - 2 years	2 - 5 years	> 5 years	Up to 12 months	1 - 2 years	2 - 5 years	> 5 years
Financial liabilities
Loans and financing	14,139	1,709	100,841	268,825	16,732	9,277	688	-
Debentures	-	-	267,245	801,734	1,665,629	-	-	-
Trade accounts payable	128,113	-	-	-	108,435	-	-	-
Labor payable	108,191	-	-	-	106,908	-	-	-
Tax liabilities	167,040	178,570	26,684	190,581	294,333	236,096	-	-
Accounts payable for acquisition of investment	-	-	-	-	4,856	4,856	-	-
Put option on the Company’s shares	37,884	-	-	-	-	-	-	-
Accounts payable for land acquisition	8,965	10,412	-	-	9,112	7,643	-	-
Total	464,332	190,691	394,770	1,261,140	2,206,005	257,872	688	-

Carrying amounts and fair values of main financial instruments
The carrying amounts and fair values of the Company’s main financial instruments (and other assets and liabilities accounted for at fair value or for which fair value is disclosed) at December 31, 2017 and 2016 are as follows:

			2017		2016
	Category		Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	Fair value through profit or loss	Level 1	84,687	84,687	31,083	31,083
Marketable securities	Fair value through profit or loss	Level 2	42	42	14	14
Trade accounts receivable	Loans and receivables	Level 2	778,106	778,106	722,493	722,493
Receivables from related parties	Loans and receivables	Level 2	14,518	14,518	9,752	9,752
			877,353	877,353	763,342	763,342
Financial liabilities
Loans and financing	Loans and financing	Level 2	385,514	385,514	26,697	26,697
Trade accounts payable	Loans and financing	Level 2	128,113	128,113	108,435	108,435
Debentures	Loans and financing	Level 2	1,068,979	1,068,979	1,665,629	1,665,629
Loans from related parties	Loans and financing	Level 2	44,904	44,904	2,579	2,579
Accounts payable from investment acquisition	Loans and financing	Level 2	-	-	9,712	9,712
Accounts payable from land and others asset acquisition	Loans and financing	Level 2	19,377	19,377	16,755	16,755
Put option on the Company’s shares	Fair value through profit or loss	Level 3	37,884	37,884	-	-
Obligations relating to discontinued operations	Loans and financing	Level 2	23,787	23,787	24,220	24,220
			1,708,558	1,708,558	1,854,027	1,854,027